Concentrations of Credit Risk (Details Textual) - Customer Concentration Risk [Member]	12 Months Ended
Dec. 31, 2018
Sales Revenue, Net [Member]
Concentrations of Credit Risk (Textual)
Concentration risk percentage, description	Represented less than 10% of total net revenues as of the year.
Accounts Receivable [Member]
Concentrations of Credit Risk (Textual)
Concentration risk percentage, description	Represented less than 10% of account receivables as of the year end.